Simplify Interest Rate Hedge ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Principal Value
U.S. Government Obligations – 48.8%
U.S. Treasury Note, 0.75%, 4/30/2026(a)
(Cost $93,790,675) .......................................................... $ 95,000,000 $ 88,609,766
Notional Amount
Purchased Swaptions – 12.9%
Puts – Over the Counter – 12.9%
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Bank of
America NA) ................................................... 260,000,000 1,383,195
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Bank of America NA) ............................................. 820,000,000 7,994,474
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Goldman
Sachs International) ............................................. 20,000,000 120,654
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty:
Goldman Sachs International) ..................................... 950,000,000 7,960,456
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 260,000,000 822,398
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Morgan Stanley Capital Services LLC) ............................... 710,000,000 5,067,339
23,348,516
Total Purchased Swaptions (Cost $0) .............................................................. 23,348,516
Total Investments – 61.7%
(Cost $93,790,675) .......................................................................... $ 111,958,282
Other Assets in Excess of Liabilities – 38.3% ........................................................ 69,521,093
Net Assets – 100.0% .......................................................................... $ 181,479,375
(a) Security with an aggregate market value of $6,981,517 and cash in the amount of $18,118,069 have been pledged as collateral for purchased swaptions as of March 31, 2022.
At March 31, 2022, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11% 1 day SOFR Annual/Annual
Morgan Stanley
Capital Services
LLC May 15, 2048 10,000 $(221) $0 $(221)

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 48.8%
Purchased Swaptions ............................................................................. 12.9%
Total Investments ................................................................................ 61.7%
Other Assets in Excess of Liabilities .................................................................. 38.3%
Net Assets ..................................................................................... 100.0%